JOINT VENTURES AND ASSOCIATES - Share of profit (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CASH FLOW INFORMATION
Share of profit or loss	$ 296,772	$ (586,318)
Trigall Genetics S.A.
CASH FLOW INFORMATION
Share of profit or loss	242,102	(778,198)
Synertech Industrias S.A.
CASH FLOW INFORMATION
Share of profit or loss	$ 54,670	$ 191,880